Joint Arrangements - Joint Ventures and Associates (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
JOINT ARRANGEMENTS
Net earnings	$ 9,077	$ 4,119
Other comprehensive income	998	793
Total Comprehensive Income	10,075	4,912
Joint ventures
JOINT ARRANGEMENTS
Net earnings	(25)	5
Total Comprehensive Income	(25)	5
Carrying amount as at December 31	39	63
Associates
JOINT ARRANGEMENTS
Net earnings	(1)	(2)
Total Comprehensive Income	(1)	(2)
Carrying amount as at December 31	$ 63	$ 66